BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of derivative liabilities fair value
Balance - December 31, 2023	$193,026
Additions	55,261
Settlements	125,005
Change in fair value	(291,591)
Balance - March 31, 2024	$81,701

Balance - December 31, 2022	$-
Additions	445,616
Settlements	(59,831)
Change in fair value	(192,759)
Balance - December 31, 2023	$193,026

Schedule of restated condensed financial statements
	As Previously Reported	Adjustments	As Restated
Condensed Balance Sheets as of March 31, 2023
Accrued Expenses - Related Party	$-	$62,500	$62,500
Total current liabilities	$838,723	$62,500	$901,223
Accumulated deficit	$1,071,510	$62,500	$1,134,010
Total stockholders’ deficit	$412,763	$62,500	$475,263
Condensed Statement of Operations for the three months ended March 31, 2023
Selling, general and administrative	$230,157	$62,500	$292,657
Total operating expenses	$230,157	$62,500	$292,657
Loss before Income tax	$230,212	$62,500	$292,712
Net loss	$230,212	$62,500	$292,712
Condensed Statement of Cash flows for the three months ended March 31, 2023
Net loss	$230,212	$62,500	$292,712
Accrued Expenses	$11,441	$62,500	$73,941
Condensed Statements of Changes in Stockholders’ Deficit for the three months ended March 31, 2023
Net loss	$230,212	$62,500	$292,712
Accumulated deficit	$1,071,510	$62,500	$1,134,010
Total stockholders’ deficit	$412,763	$62,500	$475,263